Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease cost	¥ 87,251	¥ 164,483	¥ 268,321
Short-term lease cost	2,080	275	420
Variable cost	1,117	973	9,166
Cash paid for operating leases	96,296	180,561	265,997
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 36,263	¥ 76,040	¥ 269,601